Share-based payments reserve (Tables)	3 Months Ended
Nov. 30, 2023
IfrsStatementLineItems [Line Items]
Schedule of restricted stock outstanding

Number of RSUs
Balance – August 31, 2023	3,473,077
Vested	(700,000)
Balance – November 30, 2023	2,773,077

Stock options [member]
IfrsStatementLineItems [Line Items]
Schedule of continuity of outstanding stock options

	Number of stock options	Weighted average exercise price per share
Balance – November 30, 2023 and August 31, 2023	4,986,000	CAD $0.41

Schedule of options to purchase common shares exercise prices

				Remaining
	Number of options		Expiry	contractual
Exercise price	Outstanding	Exercisable	Date	life (years)
C$0.40	2,259,000	2,259,000	October 11, 2026	2.9
C$0.40	95,000	95,000	October 6, 2024	0.9
C$0.43	2,065,000	2,065,000	September 29, 2026	2.8
C$0.43	467,000	467,000	October 6, 2024	0.9
C$0.35	100,000	100,000	January 2, 2027	3.1
C$0.41(1)	4,986,000	4,986,000		2.6 (1)

(1)	Total represents weighted average.

US Dollars denominated stock options [member]
IfrsStatementLineItems [Line Items]
Schedule of options to purchase common shares exercise prices

				Remaining
	Number of options		Expiry	contractual
Exercise price	Outstanding	Exercisable	Date	life (years)
USD $0.50	7,375,000	2,950,000	August 17, 2027	3.7
USD $0.45	3,075,000	615,000	August 28, 2028	4.8
USD $0.49(1)	10,450,000	3,565,000		4.0(1)

Schedule of outstanding stock option

	Number of stock options	Weighted average exercise price per share
Balance – November 30, 2023 and August 31, 2023	10,450,000	$0.49